long-term debt (Details) $ in Millions, $ in Billions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 27,225		$ 25,972
Lease liabilities	3,314		2,882
Long-term debt	30,539		28,854
Current	3,102		3,246
Long-term debt - mortgage	27,437		25,608
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	18,191		22,077
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	952		1,404
Long-term debt	952	$ 0.7	1,404	$ 1.0
TELUS Corporation credit facilities
Details of long-term debt
Current	0
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities			200
TELUS Corporation junior subordinated notes
Details of long-term debt
Long-term debt excluding Lease liabilities	7,250
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities			1,703
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	295
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 537		$ 588